Financial risk management - Summary of Credit Risk (Detail) - Credit risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 17,571,084	R$ 12,239,196
Cash and cash equivalents [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	8,472,274	3,621,798
Marketable securities [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,115,503	4,202,835
Trade receivables [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	1,814,394	1,588,192
Derivative financial instruments [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	3,824,410	2,548,857
Receivables from related parties [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	173,341	135,070
Dividends receivable [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	23,252	27,320
Restricted cash [member]
Disclosure of credit risk exposure [line items]
Exposure to risk	R$ 147,910	R$ 115,124